Revenue	12 Months Ended
Dec. 31, 2017
Disclosure of Revenue [Abstract]
Disclosure of revenue [text block]
27.	Revenue

	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Sale of goods	$329,584,136	318,243,539	351,566,289
Other operating revenue	11,444,131	10,845,497	8,780,205
	$341,028,267	329,089,036	360,346,494

Refer to note 41 for further revenue information by operating segment.